Note 7 - Exploration and Evaluation Assets (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2020	May 31, 2020	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Statement Line Items [Line Items]
Total provision for decommissioning, restoration and rehabilitation costs			$ 409			$ 260
Trade and payables included in exploration and evaluation assets			128			89
Prospective land claim package [member]
Statement Line Items [Line Items]
Percentage of interest acquirable				100.00%	100.00%
Exploration expenditures			8,010
Option payments commitment during option period, year four					$ 100
Option payments commitment during option period, year five					$ 150
Net Smelter Returns Royalty Percentage				2.00%	2.00%
Equity issued, property option payment (in shares)		8,241
Option payments to earn right, title and interest to property during option period	$ 150			$ 150
Option payments commitment during earn-in option agreement period			$ 1,700
Earn in option agreement period (Year)			8 years
Optional exploration expenditure commitment during earn-in option agreement period				$ 30,000
Optional exploration expenditure commitment incurred			$ 4,459
Total provision for decommissioning, restoration and rehabilitation costs			$ 149			$ 260